Schedule of Unaudited Pro Forma Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]
Business Acquisition Pro Forma Information [Line Items]
Revenues	$ 402,314	$ 311,410
Net income (loss)	$ 4,895	$ (68,651)